Class A, C, I, and Y Prospectus | Dreyfus Large Cap Growth Fund
Fund Summary
Investment Objective
The fund seeks to provide long-term capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or shares of other funds in the Dreyfus Family of Funds that are subject to a sales charge. More information about sales charges, including these and other discounts and waivers, is available from your financial professional and in the Shareholder Guide section beginning on page 9 of the prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section beginning on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class A, C, I, and Y Prospectus - Dreyfus Large Cap Growth Fund	Class A		Class C	Class I	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	[1]	1.00%	none	none
[1]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, C, I, and Y Prospectus - Dreyfus Large Cap Growth Fund		Class A	Class C	Class I	Class Y
Management fees		0.70%	0.70%	0.70%	0.70%
Distribution (12b-1) fees		none	0.75%	none	none
Other expenses (including shareholder services fees)		0.72%	0.76%	0.46%	0.40%
Total annual fund operating expenses		1.42%	2.21%	1.16%	1.10%
Fee waiver and/or expense reimbursement	[1]	(0.27%)	(0.31%)	(0.26%)	(0.20%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)		1.15%	1.90%	0.90%	0.90%
[1]	The fund's investment adviser, The Dreyfus Corporation, has contractually agreed, until May 1, 2018, to waive receipt of its fees and/or assume the direct expenses of the fund so that the expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .90%. On or after May 1, 2018, The Dreyfus Corporation may terminate this expense limitation at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the expense limitation by The Dreyfus Corporation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Class A, C, I, and Y Prospectus - Dreyfus Large Cap Growth Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	685	973	1,282	2,157
Class C	293	661	1,156	2,520
Class I	92	343	613	1,386
Class Y	92	330	587	1,322

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption - Class A, C, I, and Y Prospectus - Dreyfus Large Cap Growth Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	685	973	1,282	2,157
Class C	193	661	1,156	2,520
Class I	92	343	613	1,386
Class Y	92	330	587	1,322

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 40.65% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of large capitalization companies. The fund considers large-cap companies to be those companies with market capitalizations of $5 billion or more at the time of purchase. The fund's investment philosophy is based on the premise that earnings growth is the primary determinant of long term stock appreciation. With this, the fund's portfolio manager uses an approach that combines top-down and bottom-up analysis. Therefore, stock selection and sector allocation are both factors in determining the fund's holdings. Fundamental financial analysis is used to identify companies that the portfolio manager believes offer one or more of the following characteristics, among others:

• expected earnings growth rate exceeds market and industry trends;

• potential for positive earnings surprise relative to market expectations;

• positive operational or financial catalysts;

• attractive valuation based on growth prospects; and

• strong financial condition.

The fund may use listed equity options to seek to enhance returns and/or mitigate risk. The fund will engage in "covered" option transactions only, where the fund has in its possession, for the duration of the strategy, the underlying physical asset or cash to satisfy any obligation the fund may have with respect to the option strategy. The fund will limit investments in options to 20% (based on the notional value of the options) of the fund's total assets and will limit the value of all total premiums paid or received to 5% of the fund's total assets. When the fund enters into derivatives transactions, it may be required to segregate liquid assets or enter into offsetting positions, in accordance with applicable regulations.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

• Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general market conditions or because of factors that affect the particular company or the company's industry.

• Large-cap stock risk. To the extent the fund invests in large capitalization stocks, the fund may underperform funds that invest primarily in the stocks of lower quality, smaller capitalization companies during periods when the stocks of such companies are in favor.

• Growth stock risk. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks may lack the dividend yield that may cushion stock prices in market downturns.

• Derivatives risk. A small investment in derivatives could have a potentially large impact on the fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets, and the fund's use of derivatives may result in losses to the fund. Derivatives in which the fund may invest can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying assets or the fund's other investments in the manner intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Certain types of derivatives, including over-the-counter transactions, involve greater risks than the underlying assets because, in addition to general market risks, they are subject to liquidity risk, credit and counterparty risk (failure of the counterparty to the derivatives transaction to honor its obligation) and pricing risk (risk that the derivative cannot or will not be accurately valued). Future rules and regulations of the Securities and Exchange Commission (SEC) may require the fund to alter, perhaps materially, its use of derivatives.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class A shares from year to year. Sales charges, if any, are not reflected in the bar chart, and, if those charges were included, returns would have been less than those shown. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

For periods prior to September 13, 2008, the information for Class A shares below represents the performance of a predecessor fund's Class A shares adjusted to reflect any applicable sales charges. Such performance figures have not been adjusted to reflect applicable fees and expenses; if such fees and expenses had been reflected, the performance shown for Class A for such periods may have been lower.

Year-by-Year Total Returns as of 12/31 each year (%) Class A

Best Quarter Q1, 2012: 15.08% Worst Quarter Q4, 2008: -24.14%
Average Annual Total Returns (as of 12/31/16)

After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

For periods prior to the inception date, the information below represents the performance of a predecessor fund's Class A shares (for the fund's Class A and Class C shares), the predecessor fund's Institutional shares (for the fund's Class I shares) and the fund's Class I shares (for the fund's Class Y shares), adjusted to reflect any applicable sales charges. Such performance figures have not been adjusted to reflect applicable class fees and expenses; if such fees and expenses had been reflected, the performance shown for Class A and Class C shares for such periods may have been lower. Each share class is invested in the same portfolio of securities, and the annual returns would have differed only to the extent that the classes do not have the same expenses.

Average Annual Returns - Class A, C, I, and Y Prospectus - Dreyfus Large Cap Growth Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Class A	0.57%	13.13%	6.55%	Sep. 13, 2008
Class C	4.84%	13.66%	6.66%	Sep. 13, 2008
Class I	7.09%	14.83%	7.55%	Sep. 13, 2008
Class Y	7.09%	14.83%	7.55%	Oct. 01, 2015
After Taxes on Distributions | Class A	0.44%	11.32%	5.40%
After Taxes on Distributions and Sale of Fund Shares | Class A	0.44%	10.03%	5.03%
Russell 1000® Growth Index reflects no deductions for fees, expenses or taxes	7.08%	14.50%	8.33%